SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 96.2%
Austria — 0.3%
11,197	Mondi Plc	$165,304

Brazil — 7.5%
692,200	B3 SA - Brasil Bolsa Balcao	1,156,309
665	MercadoLibre, Inc.*	1,130,793
376,976	Raia Drogasil SA	1,342,453
114,200	WEG SA	975,474
		4,605,029
Chile — 3.3%
102,098	Antofagasta Plc	2,022,510

India — 27.5%
286,213	Devyani International Ltd.*	608,611
107,400	Dr. Reddy’s Laboratories Ltd., ADR	1,695,846
28,500	HDFC Bank Ltd., ADR	1,820,010
100,073	HDFC Bank Ltd.	2,069,540
102,191	Hindalco Industries Ltd.	717,109
47,401	Kotak Mahindra Bank Ltd.	986,668
77,135	Mahindra & Mahindra Ltd.	2,699,973
187,783	Marico Ltd.	1,401,417
94,325	Phoenix Mills Ltd. (The)	1,796,759
51,569	Tata Consultancy Services Ltd.	2,460,949
52,235	Tata Consumer Products Ltd.	557,045
		16,813,927
Indonesia — 4.6%
1,748,200	Bank Central Asia Tbk PT	1,047,859
1,953,800	Bank Rakyat Indonesia Persero Tbk PT	493,234
9,528,700	Kalbe Farma Tbk PT	805,929
2,851,300	Telkom Indonesia Persero Tbk PT	477,268
		2,824,290
Korea — 11.0%
3,208	LEENO Industrial, Inc.	409,722
107,629	Macquarie Korea Infrastructure Fund	773,279
31,406	Samsung Electronics Co. Ltd.	1,120,780
6,630	Samsung Fire & Marine Insurance Co. Ltd.	1,605,095
32,945	Shinhan Financial Group Co. Ltd.	1,068,302
15,561	SK Hynix, Inc.	1,783,140
		6,760,318
Mexico — 4.5%
403,100	Bolsa Mexicana de Valores SAB de CV	647,442

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
192,400	Fomento Economico Mexicano SAB de CV	$1,641,643
166,300	Wal-Mart de Mexico SAB de CV	437,703
		2,726,788
Peru — 1.3%
4,500	Credicorp Ltd.	824,940

Philippines — 2.0%
79,630	SM Investments Corp.	1,229,933

Poland — 1.0%
6,241	Dino Polska SA(a),*	590,337

South Africa — 4.3%
48,445	Clicks Group Ltd.	958,294
117,731	Discovery Ltd.	1,212,357
306,183	Pepkor Holdings Ltd.(a)	468,966
		2,639,617
Taiwan — 23.9%
56,132	Advantech Co. Ltd.	591,982
153,593	Chroma ATE, Inc.	1,911,057
111,559	Delta Electronics, Inc.	1,460,223
1,524,702	E.Sun Financial Holding Co. Ltd.	1,251,686
16,851	MediaTek, Inc.	724,420
182,692	Taiwan Semiconductor Manufacturing Co. Ltd.	5,937,500
491,067	Uni-President Enterprises Corp.	1,210,673
26,643	Voltronic Power Technology Corp.	1,508,130
		14,595,671
Thailand — 1.1%
143,400	Kasikornbank Public Co. Ltd., NVDR	652,702

United Kingdom — 2.8%
30,611	Unilever Plc	1,739,336

Vietnam — 1.1%
646,775	Asia Commercial Bank JSC	654,156

Total Common Stocks		58,844,858
(Cost $52,942,512)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
Preferred Stocks — 1.9%
Korea — 1.9%
38,510	Samsung Electronics Co. Ltd., 2.48%	$1,143,823

Total Preferred Stocks		1,143,823
(Cost $1,779,443)
Investment Company — 1.5%
894,872	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	894,872
Total Investment Company		894,872
(Cost $894,872)
Total Investments		$60,883,553
(Cost $55,616,827) — 99.6%
Other assets in excess of liabilities — 0.4%		262,034
NET ASSETS — 100.0%		$61,145,587

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
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